Cash-based awards (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Feb. 10, 2023	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,493
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	Contingent Capital Awards (CCA) will no longer be used as a form of deferred compensation award for the 2022 performance year and onwards. The Group granted CCA of CHF 75 million and CHF 253 million in 2022 and 2021, respectively, to managing directors and directors as part of the 2021 and 2020 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime. CCA granted to MRTs, risk manager MRTs and senior managers vest on the fourth, fifth and seventh anniversaries of the grant date, respectively. CCA awards will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination. CCA granted in 2022 and 2021 that vest four, five or seven years from the date of grant are not eligible for semi-annual cash payments of interest equivalents. CCA granted to certain regulated employees that vest over three years are not eligible for semi-annual cash payments of interest equivalents.■ CCA granted in 2022 and 2021 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 4.18% and 3.60% respectively, per annum plus the daily compounded (spread exclusive) US dollar Secured Overnight Financing Rate (SOFR); and■ CCA granted in 2022 and 2021 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.44% and 3.06% respectively, per annum plus the daily compounded (spread exclusive) Swiss franc Swiss Average Rate Overnight (SARON). The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee.CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur:■ the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or■ FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
Estimated unrecognized compensation expense	SFr 55
Contingent Capital Awards (CCA) | Grant Date, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			SFr 75
Contingent Capital Awards (CCA) | Grant Date, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 253
Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Contingent Capital Awards (CCA) | MRTs | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	4 years
Contingent Capital Awards (CCA) | Risk manager MRTs | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Supplemental cash allowance | Grant Date, 2022 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		SFr 114
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,440
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 53
Bank | Contingent Capital Awards (CCA) | Grant Date, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			SFr 71
Bank | Contingent Capital Awards (CCA) | Grant Date, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 245
Bank | Supplemental cash allowance | Grant Date, 2022 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		SFr 114